Taxation - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax expense [abstract]
Current income tax (benefit) expense	$ 66,394	$ 29,711	$ 176,786
Deferred income tax expense (benefit) [abstract]
Deferred income tax expense (benefit)	(53,164)	9,943	(103,749)
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax (benefit) expense	(2,872)	(13,731)	6,627
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax (benefit) expense	10,358	25,923	79,664
Income Before Taxes [Abstract]
Income before taxes	$ 274,379	$ 473,231	$ 186,814
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	11.40%	6.90%	58.30%
Impact of foreign exchange (losses) gains	(3.20%)	2.20%	1.10%
Unrecognized tax (benefit) expense	(1.00%)	(2.90%)	3.50%
Tax-exempt income and expenses not deductible	(5.20%)	(3.20%)	(8.00%)
Foreign branch tax	(24.60%)	0.30%	(26.80%)
Valuation allowance	24.80%	0.30%	15.20%
Other	1.60%	1.90%	(0.70%)
Actual tax rate	3.80%	5.50%	42.60%
US
Current income tax expense [abstract]
Current income tax (benefit) expense	$ (10,031)	$ 2,798	$ 81,066
Deferred income tax expense (benefit) [abstract]
Deferred income tax expense (benefit)	5,538	10,070	(59,624)
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax (benefit) expense	0	0	0
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax (benefit) expense	(4,493)	12,868	21,442
Non-US
Current income tax expense [abstract]
Current income tax (benefit) expense	76,425	26,913	95,720
Deferred income tax expense (benefit) [abstract]
Deferred income tax expense (benefit)	(58,702)	(127)	(44,125)
Unrecognized tax expense (benefit) [abstract]
Unrecognized tax (benefit) expense	(2,872)	(13,731)	6,627
Income Tax Expense, Continuing Operations, by Jurisdiction [Abstract]
Total income tax (benefit) expense	14,851	13,055	58,222
Domestic (Bermuda)
Income Before Taxes [Abstract]
Income before taxes	82,219	334,559	(63,603)
Foreign
Income Before Taxes [Abstract]
Income before taxes	$ 192,160	$ 138,672	$ 250,417